Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies
Schedule of assets, liabilities, results of operations and net increase (decrease) in cash and cash equivalents of the VIEs and their subsidiaries included in the Company's consolidated balance sheets and statements of comprehensive income (loss) with intercompany transactions eliminated

	As of December 31,
	2013	2014
	(In thousands)
Total assets	$214,984	$267,400
Total liabilities	$134,632	$226,933

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Net revenues	$314,504	$455,097	$621,705
Net income (loss)	$(6,322)	$1,415	$(16,509)

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Net cash provided by operating activities	$53,233	$80,809	$63,738
Net cash used in investing activities	(55,369)	(23,323)	(48,643)
Net cash provided by financing activities	4,421	2,685	32,212
Net increase in cash and cash equivalents	$2,285	$60,171	$47,307